Bank overdrafts, bonds and bank loans - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Corporate bond
Disclosure of bank overdraft bonds and bank loans [line items]
Fair value of corporate bonds	£ 4,119.5	£ 4,049.1